OTHER CURRENT AND NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other current assets	R$ 927,062	R$ 776,500
Other non-current assets	5,310,491	4,749,718
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	491,882	533,664
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other current assets	32,211
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	44,027	47,109
Other current assets	337,107	311,087
Prepaid Expenses With Sea [Member]
IfrsStatementLineItems [Line Items]
Other current assets	79,449	36,783
Actuarial Asset Related Party [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	39,530	35,477
Securities Held For Trading [Member]
IfrsStatementLineItems [Line Items]
Other current assets	7,198	9,596
Loans With Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other current assets	5,316	5,383
Other non-current assets	1,659,412	1,384,773
Other Receivables From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	1,792,579	1,484,759
Other current assets	8,309	1,858
Monetary Adjustment Related To The Eletrobrass Compulsory Loan [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	62,913	58,030
Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Other current assets	185,178	77,377
Employees Debts [Member]
IfrsStatementLineItems [Line Items]
Other current assets	61,332	59,578
Receivables By Indemnity [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	1,173,922	974,863
Other current assets	106,405
Other [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	46,226	231,043
Other current assets	R$ 104,557	R$ 274,838